CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 5 – CASH AND CASH EQUIVALENTS

	December 31,
	2021	2022
	in USD thousands

Cash on hand and in bank	8,461	3,623
Short-term bank deposits	4,529	6,964
	12,990	10,587

The short-term bank deposits included in cash and cash equivalents bear interest at annual rates of between 0.15% and 3.15%.